FINANCING AND LOANS	12 Months Ended
Dec. 31, 2019
FINANCING AND LOANS.
FINANCING AND LOANS

NOTE 8 - FINANCING AND LOANS

	Average Rate
	12/31/2019	12/31/2018	12/31/2019	12/31/2018
ITAIPU	7.04	7.08	5,843,724	7,989,716
CEAL*	7.28	—	1,564,724	—
ELETROPAULO	6.96	10.00	1,314,107	1,491,811
AMAZONAS D*	7.38	—	3,949,748	—
CEPISA	5.42	6.60	746,427	1,803,454
CERON	—	7.21	—	312,993
ELETROACRE	—	7.43	—	372,040
BOA VISTA	5.49	6.72	160,309	171,542
CELPA	5.96	5.95	6,236	11,998
EQUATORIAL MARANHÃ D	0.25	0.34	92,986	107,988
REPASSE RGR	5.00	5.00	1,101,161	1,858,070
OTHERS	—	—	130,037	62,984
(-) ECL	—	—	(632,643)	(307,655)
Total			14,276,816	13,874,941

   Distributors CEAL and Amazonas Distribuidora were classified as held for sale as of 2018 and were sold in March 2019 and April 2019, respectively, see note 46.1.

	12/31/2019	12/31/2018
Current	3,473,393	3,903,084
Charges	215,929	209,715
Principal	3,257,464	3,693,369
Non-current	10,803,423	9,971,857
Total	14,276,816	13,874,941

Financing and loans are made with the Company's own funds and external funds raised through international development agencies, financial institutions and the release of securities in the national and international financial market.

All financing and loans granted are supported by formal contracts signed with the borrowers. Most of these amounts are expected to be paid in monthly installments, amortized over an average term of 10  years, and at the average interest rate, weighted by the portfolio balance, of 6.75% per year.

The Company has a loan with Itaipu with an exchange rate update clause representing 41% of the total consolidated portfolio (30% as of December 31, 2018). The other loans and financing provide for updating based on indices that represent the domestic price level in Brazil that reach 59%  of the consolidated portfolio balance (70% as of December 31, 2018).

The Company has a loan with Amazonas Distribuidora de Energia in the amount of R$3.9 billion that substantially represents the unfunded receivables in the process of disposal of corporate control. These contracts were renegotiated with a grace period of up to 3 years to amortize the principal, and during this grace period only interest is received. In addition, the renegotiation considered the period of 18 months for presentation of real guarantees that must be previously assessed and approved by Eletrobras Management.

In addition to the financing mentioned above, until April 30, 2017, Eletrobras was responsible for managing the Global Reversal Reserve (RGR), a sector fund, and was responsible for granting financing through the use of these resources to implement various sector programs. As of May 2017, with the issuance of Law 13,360/2016, CCEE assumed this activity. However, there is still financing made before this date, due by third parties, managed by Eletrobras.

Pursuant to Decree 9,022/2017, which regulates the aforementioned law, Eletrobras is not the guarantor of these operations taken by third parties, but is responsible for the contractual management of RGR funding contracts entered into until November 17, 2016, which must be passed on to RGR within five days from the date of actual payment by the debtor agent.

8.1- RGR Transfer

With the process of sale of the distributors completed, the transfer of the management of RGR resources to CCEE pursuant to Law 13.360/2016 and in line with Decree No. 9,022/2017, as of June 2019, the Company revised the form to present the amounts raised and passed on to third parties, with funds from RGR, in order to better present the funds under the responsibility of Eletrobras of those loans and financing that do not constitute Eletrobras debt and should be settled by third parties with RGR, being Eletrobras solely responsible for the contractual management of these loans. Accordingly, the amounts as of December 31, 2019 referring to receivables from loans and financing granted by the RGR to third parties were segregated from other Eletrobras receivables and have equivalent liabilities (see Note 21).

	12/31/2019
RGR Transfer	Charges	Current	Non-current
AMAZONAS D	19,278	62,525	16,128
ELMA	10,648	3,143	—
ENERLESTE	1,529	1,424	—
GLOBAL	136,547	44,100	—
CELPA	15,799	6,795	662,478
CEMIG	—	10,688	8,412
COELCE	—	6,885	7,413
RGE-SUL	—	3,044	2,838
OTHERS	—	31,911	49,577
	183,801	170,513	746,847
Liability
RGR CCEE	183,801	170,513	746,847

8.2 – Loss Allowance for Expected Credit Losses - ECL

As of December 31, 2019, the Company recognized loss allowance for expected credit losses in the amount of R$ 632,643 (R$ 307,655 as of December 31, 2018). Such provision is deemed sufficient by the Company's management to cover expected losses on these assets, based on an analysis of the portfolio's behavior.

The changes in the provision for the Company's financing and loans for the years ended December 31,  2019 and 2018 are as follows:

	12/31/2019	12/31/2018	12/31/2017
Opening balance	307,655	268,920	258,338
(+) Complement	894,870	407,734	36,024
(-) Reversals	(569,882)	(369,000)	(25,442)
Final balance	632,643	307,655	268,920

The constitution and reversal of PECLD were recorded in the income statement as Operational Provisions (see note 38).